Basic and Diluted Earnings Per Share - Summary of Calculated Based on the Weighted Average Number of Common Shares (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Weighted average number of common shares for basic earnings per share calculation purposes		9,567,200	22,002,687	26,184,148
Basic earnings per share - R$		R$ 22.77	R$ 2.36	R$ (8.78)
Boa Vista Servicos S A [member]
Earnings per share [line items]
Profit for the period/year attributable to the owners of the Company and used to calculate basic earnings per share (in Reais - R$)	R$ 108,023,628		R$ 297,750,335	R$ 175,196,612
Weighted average number of common shares for basic earnings per share calculation purposes	531,524,863		531,849,714	527,706,265
Weighted average treasury shares	(1,230,038)		(789,429)	0
Weighted average number of common shares for basic earnings per share calculation purposes	530,294,825		531,060,285	526,706,265
Basic earnings per share - R$	R$ 0.2037		R$ 0.5607	R$ 0.332